UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2013

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments:

Putnam International Value Fund Fund

The fund's portfolio
9/30/12 (Unaudited)

COMMON STOCKS (97.8%)(a)
	Shares	Value

Aerospace and defense (0.4%)

Safran SA (France)	19,852	$715,588

		715,588
Air freight and logistics (1.2%)

Deutsche Post AG (Germany)	118,920	2,324,951

		2,324,951
Airlines (1.0%)

Deutsche Lufthansa AG (Germany)	104,145	1,414,611

Japan Airlines Co., Ltd. (Japan)(NON)	12,700	593,990

		2,008,601
Auto components (1.3%)

Continental AG (Germany)	11,209	1,099,646

Valeo SA (France)	33,028	1,533,334

		2,632,980
Automobiles (3.0%)

Fiat SpA (Italy)(NON)	172,467	924,085

Nissan Motor Co., Ltd. (Japan)	602,000	5,125,398

		6,049,483
Beverages (1.8%)

Anheuser-Busch InBev NV (Belgium)	24,243	2,073,787

Cola-Cola Amatil, Ltd. (Australia)	104,842	1,469,580

		3,543,367
Capital markets (1.3%)

Deutsche Bank AG (Germany)	35,102	1,389,177

Macquarie Group, Ltd. (Australia)	40,645	1,193,342

		2,582,519
Chemicals (4.1%)

Arkema (France)	17,463	1,640,424

BASF SE (Germany)	57,482	4,857,084

Lanxess AG (Germany)	20,707	1,719,034

		8,216,542
Commercial banks (10.8%)

Australia & New Zealand Banking Group, Ltd. (Australia)	152,095	3,890,440

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)	133,672	1,056,888

Barclays PLC (United Kingdom)	786,523	2,737,822

China Construction Bank Corp. (China)	889,000	614,320

HSBC Holdings, PLC (United Kingdom)	333,335	3,093,056

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)	694,500	3,235,862

National Bank of Canada (Canada)	34,720	2,627,574

Sberbank of Russia ADR (Russia)	166,000	1,954,077

UniCredit SpA (Italy)(NON)	287,199	1,200,519

United Overseas Bank, Ltd. (Singapore)	73,000	1,165,597

		21,576,155
Commercial services and supplies (0.7%)

Aggreko PLC (United Kingdom)	35,365	1,324,375

		1,324,375
Computers and peripherals (0.3%)

Asustek Computer, Inc. (Taiwan)	58,580	632,987

		632,987
Construction and engineering (1.0%)

Vinci SA (France)	49,043	2,096,000

		2,096,000
Construction materials (0.5%)

China Shanshui Cement Group, Ltd. (China)	1,428,000	927,099

		927,099
Diversified financial services (3.3%)

ING Groep NV GDR (Netherlands)(NON)	430,833	3,424,885

ORIX Corp. (Japan)	31,310	3,139,555

		6,564,440
Diversified telecommunication services (2.7%)

BCE, Inc. (Canada)	53,293	2,344,545

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	36,100	1,713,004

Ziggo NV (Netherlands)	38,374	1,304,078

		5,361,627
Electric utilities (0.7%)

Energias de Portugal (EDP) SA (Portugal)	478,620	1,320,096

		1,320,096
Electrical equipment (1.0%)

LS Corp. (South Korea)	6,334	549,813

Mitsubishi Electric Corp. (Japan)	188,000	1,384,468

		1,934,281
Electronic equipment, instruments, and components (0.5%)

Hollysys Automation Technologies, Ltd. (China)(NON)	32,000	312,320

Murata Manufacturing Co., Ltd. (Japan)	13,300	707,520

		1,019,840
Energy equipment and services (1.1%)

Technip SA (France)	19,617	2,188,856

		2,188,856
Food and staples retail (1.2%)

Lawson, Inc. (Japan)	31,200	2,397,441

		2,397,441
Food products (2.5%)

Ajinomoto Co., Inc. (Japan)	110,000	1,722,692

Golden Agri-Resources, Ltd. (Singapore)	1,315,000	704,238

Kerry Group PLC Class A (Ireland)	49,967	2,555,670

		4,982,600
Gas utilities (0.9%)

Tokyo Gas Co., Ltd. (Japan)	332,000	1,828,980

		1,828,980
Health-care equipment and supplies (0.4%)

Biosensors International Group, Ltd. (Singapore)(NON)	751,000	743,890

		743,890
Hotels, restaurants, and leisure (1.6%)

SJM Holdings, Ltd. (Hong Kong)	412,000	892,231

TUI Travel PLC (United Kingdom)	585,773	2,219,257

		3,111,488
Household durables (0.2%)

Haier Electronics Group Co., Ltd. (China)(NON)	406,000	470,490

		470,490
Independent power producers and energy traders (1.1%)

Electric Power Development Co., Ltd. (Japan)	84,600	2,216,910

		2,216,910
Industrial conglomerates (1.5%)

Siemens AG (Germany)	29,140	2,909,975

		2,909,975
Insurance (8.1%)

ACE, Ltd.	46,886	3,544,582

AIA Group, Ltd. (Hong Kong)	191,600	711,286

Allianz SE (Germany)	41,731	4,968,953

AXA SA (France)	114,615	1,712,683

Prudential PLC (United Kingdom)	304,520	3,951,403

SCOR SE (France)	54,046	1,392,426

		16,281,333
IT Services (0.7%)

Amadeus IT Holding SA Class A (Spain)	63,826	1,490,156

		1,490,156
Machinery (1.4%)

Fiat Industrial SpA (Italy)	212,323	2,082,751

Metso Corp. OYJ (Finland)	18,069	649,147

		2,731,898
Media (2.7%)

Kabel Deutschland Holding AG (Germany)(NON)	43,616	3,116,184

WPP PLC (United Kingdom)	167,833	2,285,173

		5,401,357
Metals and mining (2.3%)

Fortescue Metals Group, Ltd. (Australia)(S)	251,465	898,550

Newcrest Mining, Ltd. (Australia)	27,135	806,519

Rio Tinto PLC (United Kingdom)	43,926	2,053,379

Xstrata PLC (United Kingdom)	57,194	887,566

		4,646,014
Multiline retail (0.7%)

PPR SA (France)	9,504	1,462,759

		1,462,759
Multi-utilities (1.4%)

Centrica PLC (United Kingdom)	521,080	2,761,910

		2,761,910
Office electronics (0.5%)

Canon, Inc. (Japan)	30,100	963,284

		963,284
Oil, gas, and consumable fuels (11.4%)

BG Group PLC (United Kingdom)	128,717	2,606,403

Canadian Natural Resources, Ltd. (Canada)	71,400	2,202,789

ENI SpA (Italy)	149,488	3,279,924

Inpex Corp. (Japan)	323	1,913,350

Origin Energy, Ltd. (Australia)	107,159	1,257,669

Petroleo Brasileiro SA ADR (Brazil)	35,500	814,370

Royal Dutch Shell PLC Class A (United Kingdom)	259,337	8,982,665

Suncor Energy, Inc. (Canada)	53,300	1,753,354

		22,810,524
Pharmaceuticals (9.1%)

Astellas Pharma, Inc. (Japan)	48,900	2,483,668

AstraZeneca PLC (United Kingdom)	37,182	1,776,296

Bayer AG (Germany)	70,599	6,074,473

Sanofi (France)	73,753	6,300,661

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	39,100	1,619,131

		18,254,229
Real estate investment trusts (REITs) (1.9%)

British Land Company PLC (United Kingdom)(R)	289,183	2,442,776

Dexus Property Group (Australia)	1,297,177	1,277,882

		3,720,658
Real estate management and development (2.8%)

Hongkong Land Holdings, Ltd. (Hong Kong)	200,000	1,199,331

Hysan Development Co., Ltd. (Hong Kong)	278,000	1,262,125

Mitsui Fudosan Co., Ltd. (Japan)	132,000	2,641,503

Sun Hung Kai Properties, Ltd. (Hong Kong)	38,000	556,344

		5,659,303
Semiconductors and semiconductor equipment (1.4%)

Samsung Electronics Co., Ltd. (South Korea)	1,501	1,807,102

SK Hynix, Inc. (South Korea)(NON)	51,700	1,049,960

		2,857,062
Software (0.5%)

Konami Corp. (Japan)	40,400	918,198

		918,198
Tobacco (2.3%)

Imperial Tobacco Group PLC (United Kingdom)	15,590	577,874

Japan Tobacco, Inc. (Japan)	90,200	2,703,346

Philip Morris International, Inc.	13,800	1,241,172

		4,522,392
Trading companies and distributors (1.7%)

Mitsui & Co., Ltd. (Japan)	247,400	3,478,162

		3,478,162
Wireless telecommunication services (2.8%)

Vodafone Group PLC (United Kingdom)	1,986,080	5,652,505

		5,652,505

Total common stocks (cost $177,641,013)		$195,293,305

SHORT-TERM INVESTMENTS (2.3%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.21%(d)	882,640	$882,640

Putnam Money Market Liquidity Fund 0.14%(AFF)	2,056,208	2,056,208

SSgA Prime Money Market Fund 0.14%(P)	676,152	676,152

U.S. Treasury Bills with an effective yield of 0.139%, March 7, 2013(SEGSF)	$782,000	781,557

U.S. Treasury Bills with an effective yield of 0.178%, February 7, 2013(SEGSF)	180,000	179,934

Total short-term investments (cost $4,576,293)		$4,576,491

TOTAL INVESTMENTS

Total investments (cost $182,217,306)(b)		$199,869,796

FORWARD CURRENCY CONTRACTS at 9/30/12 (aggregate face value $157,240,296) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	10/17/12	$8,597,490	$8,472,042	$125,448
	British Pound	Sell	10/17/12	821,573	807,389	(14,184)
	Canadian Dollar	Buy	10/17/12	10,474	18,061	(7,587)
	Euro	Sell	10/17/12	1,565,035	1,532,956	(32,079)
	Swedish Krona	Buy	10/17/12	4,822,588	4,709,278	113,310
	Swiss Franc	Buy	10/17/12	2,348,115	2,308,666	39,449
Barclays Bank PLC
	Australian Dollar	Sell	10/17/12	1,854,885	1,824,298	(30,587)
	British Pound	Sell	10/17/12	1,817,536	1,787,128	(30,408)
	Canadian Dollar	Sell	10/17/12	2,226,086	2,216,891	(9,195)
	Euro	Sell	10/17/12	2,244,669	2,199,221	(45,448)
	Hong Kong Dollar	Buy	10/17/12	1,440,941	1,440,966	(25)
	Japanese Yen	Sell	10/17/12	2,112,827	2,103,663	(9,164)
	Norwegian Krone	Buy	10/17/12	2,369,933	2,337,413	32,520
	Swiss Franc	Buy	10/17/12	2,671,542	2,628,401	43,141
Citibank, N.A.
	Australian Dollar	Buy	10/17/12	371,412	365,715	5,697
	British Pound	Buy	10/17/12	2,899,565	2,850,494	49,071
	Canadian Dollar	Buy	10/17/12	613,567	611,255	2,312
	Danish Krone	Buy	10/17/12	532,635	522,831	9,804
	Euro	Sell	10/17/12	2,013,455	1,971,911	(41,544)
	Singapore Dollar	Buy	10/17/12	1,767,159	1,756,691	10,468
	Swiss Franc	Sell	10/17/12	1,230,958	1,211,557	(19,401)
Credit Suisse AG
	Australian Dollar	Sell	10/17/12	3,521,732	3,469,088	(52,644)
	British Pound	Sell	10/17/12	1,450,186	1,429,401	(20,785)
	Canadian Dollar	Sell	10/17/12	1,300,855	1,296,386	(4,469)
	Euro	Buy	10/17/12	3,133,540	3,064,521	69,019
	Japanese Yen	Buy	10/17/12	2,199,247	2,190,611	8,636
	Norwegian Krone	Buy	10/17/12	615,451	607,226	8,225
	Swedish Krona	Buy	10/17/12	3,369,413	3,291,777	77,636
	Swiss Franc	Buy	10/17/12	4,336,430	4,268,039	68,391
Deutsche Bank AG
	Australian Dollar	Buy	10/17/12	164,727	161,978	2,749
	British Pound	Sell	10/17/12	661,715	650,680	(11,035)
	Canadian Dollar	Sell	10/17/12	943,331	939,310	(4,021)
	Euro	Buy	10/17/12	4,040,533	3,959,616	80,917
	Swiss Franc	Buy	10/17/12	1,151,191	1,132,585	18,606
Goldman Sachs International
	Australian Dollar	Buy	10/17/12	2,437,333	2,399,605	37,728
	British Pound	Sell	10/17/12	2,802,520	2,754,901	(47,619)
	Euro	Buy	10/17/12	560,749	582,332	(21,583)
	Japanese Yen	Buy	10/17/12	5,589,605	5,561,055	28,550
	Norwegian Krone	Buy	10/17/12	1,746,493	1,722,767	23,726
	Norwegian Krone	Sell	10/17/12	1,746,493	1,747,791	1,298
	Swedish Krona	Sell	10/17/12	587,825	574,244	(13,581)
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/17/12	1,349,826	1,329,075	20,751
	British Pound	Buy	10/17/12	1,887,131	1,855,814	31,317
	Euro	Sell	10/17/12	1,602,435	1,602,258	(177)
	Hong Kong Dollar	Sell	10/17/12	517,292	517,138	(154)
	Norwegian Krone	Sell	10/17/12	612,712	605,013	(7,699)
	Swiss Franc	Buy	10/17/12	1,492,486	1,468,025	24,461
JPMorgan Chase Bank, N.A.
	Australian Dollar	Sell	10/17/12	443,622	436,843	(6,779)
	British Pound	Buy	10/17/12	5,414,179	5,323,558	90,621
	Canadian Dollar	Sell	10/17/12	2,334,787	2,326,225	(8,562)
	Euro	Sell	10/17/12	1,169,438	1,145,027	(24,411)
	Hong Kong Dollar	Sell	10/17/12	13,606	13,601	(5)
	Japanese Yen	Buy	10/17/12	2,314,874	2,304,887	9,987
	Norwegian Krone	Sell	10/17/12	315,907	287,203	(28,704)
	Singapore Dollar	Sell	10/17/12	595,898	586,189	(9,709)
	Swedish Krona	Sell	10/17/12	2,166,326	2,117,094	(49,232)
	Swiss Franc	Buy	10/17/12	2,773,005	2,729,328	43,677
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	10/17/12	847,669	834,237	(13,432)
	British Pound	Buy	10/17/12	45,212	44,433	779
	Canadian Dollar	Buy	10/17/12	70,468	70,189	279
	Euro	Sell	10/17/12	163,354	159,884	(3,470)
	Japanese Yen	Buy	10/17/12	5,474,183	5,443,735	30,448
	Swiss Franc	Buy	10/17/12	849,461	835,373	14,088
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/17/12	2,345,750	2,309,371	36,379
	Canadian Dollar	Sell	10/17/12	602,483	605,638	3,155
	Euro	Sell	10/17/12	7,364,545	7,213,264	(151,281)
	Israeli Shekel	Sell	10/17/12	48,030	46,676	(1,354)
UBS AG
	Australian Dollar	Sell	10/17/12	3,401,865	3,349,469	(52,396)
	British Pound	Buy	10/17/12	345,229	339,471	5,758
	Canadian Dollar	Sell	10/17/12	1,356,273	1,351,135	(5,138)
	Euro	Sell	10/17/12	1,782,754	1,746,387	(36,367)
	Norwegian Krone	Sell	10/17/12	909,202	897,004	(12,198)
	Swiss Franc	Buy	10/17/12	513,909	505,550	8,359
WestPac Banking Corp.
	Australian Dollar	Buy	10/17/12	2,417,856	2,379,227	38,629
	British Pound	Sell	10/17/12	2,234,136	2,196,534	(37,602)
	Canadian Dollar	Sell	10/17/12	1,186,866	1,182,633	(4,233)
	Euro	Buy	10/17/12	1,740,984	1,705,360	35,624
	Japanese Yen	Sell	10/17/12	13,951,847	13,896,708	(55,139)

Total						$327,612

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2012 through September 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $199,779,530.
(b)	The aggregate identified cost on a tax basis is $184,507,518, resulting in gross unrealized appreciation and depreciation of $28,436,303 and $13,074,025, respectively, or net unrealized appreciation of $15,362,278.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:

Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sales proceeds	Investment income	Market value at the end of the reporting period
Putnam Money Market Liquidity Fund*	$1,211,240	$14,463,327	$13,618,359	$956	$2,056,208

* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $822,743.
	The fund received cash collateral of $882,640, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $355,239 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	21.9%
	Japan	19.8
	Germany	15.1
	France	9.6
	Australia	5.4
	Canada	4.5
	United States	3.9
	Italy	3.8
	Netherlands	2.4
	Hong Kong	2.3
	South Korea	1.7
	Singapore	1.3
	Ireland	1.3
	Spain	1.3
	China	1.2
	Belgium	1.0
	Russia	1.0
	Israel	0.8
	Portugal	0.7
	Other	1.0

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	The fund had an average contract amount of approximately $247,500,000 on forward currency contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $203,590 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $276,970 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $87,961.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$—	$19,128,557	$—
Consumer staples	1,241,172	14,204,628	—
Energy	4,770,513	20,228,867	—
Financials	6,172,156	50,212,252	—
Health care	1,619,131	17,378,988	—
Industrials	$593,990	$18,929,841	$—
Information technology	312,320	7,569,207	—
Materials	—	13,789,655	—
Telecommunication services	2,344,545	8,669,587	—
Utilities	—	8,127,896	—
Total common stocks	17,053,827	178,239,478	—
Short-term investments	2,732,360	1,844,131	—

Totals by level	$19,786,187	$180,083,609	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts		327,612

Totals by level	$—	$327,612	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$1,251,013	$923,401

Total	$1,251,013	$923,401

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 28, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2013

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments:

Putnam Small Cap Growth Fund

The fund's portfolio
9/30/12 (Unaudited)

COMMON STOCKS (98.7%)(a)
	Shares	Value

Airlines (0.3%)

US Airways Group, Inc.(NON)(S)	31,100	$325,306

		325,306
Auto components (1.2%)

Cooper Tire & Rubber Co.	50,000	959,000

Goodyear Tire & Rubber Co. (The)(NON)	39,000	475,410

		1,434,410
Biotechnology (3.0%)

Affymax, Inc.(NON)(S)	32,800	690,768

Cubist Pharmaceuticals, Inc.(NON)	20,344	970,002

Oncothyreon, Inc.(NON)	13,309	68,915

PDL BioPharma, Inc.(S)	60,500	465,245

Pharmacyclics, Inc.(NON)	3,400	219,300

Spectrum Pharmaceuticals, Inc.(NON)(S)	47,718	558,301

United Therapeutics Corp.(NON)	7,970	445,364

		3,417,895
Building products (0.6%)

Trex Co., Inc.(NON)	19,500	665,340

		665,340
Capital markets (1.7%)

HFF, Inc. Class A(NON)	60,100	895,490

Walter Investment Management Corp.	28,300	1,047,383

		1,942,873
Chemicals (5.1%)

American Vanguard Corp.(S)	12,851	447,215

Georgia Gulf Corp.	7,500	271,650

Innophos Holdings, Inc.(S)	11,749	569,709

Innospec, Inc.(NON)	25,048	849,628

Landec Corp.(NON)	39,300	449,985

LSB Industries, Inc.(NON)	41,605	1,825,211

PolyOne Corp.(S)	47,302	783,794

Tronox, Ltd. Class A(S)	10,500	237,825

W.R. Grace & Co.(NON)	7,853	463,955

		5,898,972
Commercial services and supplies (2.4%)

Geo Group, Inc. (The)(S)	24,700	683,449

InnerWorkings, Inc.(NON)	38,388	499,812

KAR Auction Services, Inc.(NON)	34,400	679,056

Standard Parking Corp.(NON)	42,000	942,060

		2,804,377
Communications equipment (4.1%)

Aruba Networks, Inc.(NON)	19,683	442,572

Brocade Communications Systems, Inc.(NON)	47,700	282,146

CalAmp Corp.(NON)	42,500	348,925

Comtech Telecommunications Corp.(S)	12,100	334,444

EchoStar Corp. Class A(NON)	60,535	1,734,933

InterDigital, Inc.(S)	6,279	234,081

Ixia(NON)	18,426	296,106

Plantronics, Inc.	11,900	420,427

Procera Networks, Inc.(NON)	28,377	666,860

		4,760,494
Computers and peripherals (0.2%)

Silicon Graphics International Corp.(NON)	19,984	181,854

Synaptics, Inc.(NON)	2,704	64,950

		246,804
Construction and engineering (0.9%)

Furmanite Corp.(NON)	65,100	369,768

Great Lakes Dredge & Dock Corp.	93,400	719,180

		1,088,948
Construction materials (0.5%)

Eagle Materials, Inc.	13,300	615,258

		615,258
Consumer finance (0.9%)

Cash America International, Inc.(S)	8,600	331,702

Credit Acceptance Corp.(NON)	2,900	247,979

World Acceptance Corp.(NON)	6,300	424,935

		1,004,616
Containers and packaging (0.5%)

Sealed Air Corp.	39,100	604,486

		604,486
Distributors (0.8%)

Core-Mark Holding Co., Inc.	12,600	606,186

VOXX International Corp.(NON)(S)	47,847	357,896

		964,082
Diversified consumer services (0.1%)

Coinstar, Inc.(NON)(S)	3,400	152,932

		152,932
Diversified telecommunication services (0.5%)

Cincinnati Bell, Inc.(NON)(S)	61,120	348,384

Premiere Global Services, Inc.(NON)	29,144	272,496

		620,880
Electrical equipment (2.7%)

AZZ, Inc.	14,400	546,912

EnerSys(NON)	15,600	550,524

Franklin Electric Co., Inc.(S)	18,397	1,112,835

Generac Holdings, Inc.	21,379	489,365

Global Power Equipment Group, Inc.	20,242	374,275

		3,073,911
Electronic equipment, instruments, and components (1.5%)

FEI Co.(S)	8,260	441,910

Itron, Inc.(NON)(S)	13,300	573,895

MTS Systems Corp.(S)	13,733	735,402

		1,751,207
Energy equipment and services (2.2%)

Basic Energy Services, Inc.(NON)(S)	31,095	348,886

Helix Energy Solutions Group, Inc.(NON)	46,412	847,947

Key Energy Services, Inc.(NON)	43,750	306,250

McDermott International, Inc.(NON)(S)	63,300	773,526

Mitcham Industries, Inc.(NON)	18,525	295,103

		2,571,712
Health-care equipment and supplies (4.6%)

ABIOMED, Inc.(NON)(S)	22,157	465,075

Conmed Corp.(S)	23,296	663,936

Cyberonics, Inc.(NON)	7,700	403,634

GenMark Diagnostics, Inc.(NON)	34,478	317,542

Greatbatch, Inc.(NON)	27,482	668,637

Haemonetics Corp.(NON)	7,800	625,560

OraSure Technologies, Inc.(NON)(S)	51,620	574,014

RTI Biologics, Inc.(NON)	88,508	369,078

STAAR Surgical Co.(NON)	105,842	800,166

Steris Corp.	13,100	464,657

		5,352,299
Health-care providers and services (4.1%)

AmSurg Corp.(NON)(S)	11,141	316,182

Bio-Reference Labs, Inc.(NON)(S)	12,700	362,966

Centene Corp.(NON)(S)	5,868	219,522

Community Health Systems, Inc.(NON)	21,000	611,940

HealthSouth Corp.(NON)(S)	19,200	461,952

HMS Holdings Corp.(NON)	3,053	102,062

Magellan Health Services, Inc.(NON)	7,200	371,592

Metropolitan Health Networks, Inc.(NON)	59,810	558,625

Molina Healthcare, Inc.(NON)	10,039	252,481

Omnicare, Inc.	17,600	597,872

PSS World Medical, Inc.(NON)	10,700	243,746

WellCare Health Plans, Inc.(NON)	12,050	681,428

		4,780,368
Health-care technology (1.4%)

athenahealth, Inc.(NON)	3,461	317,616

Computer Programs & Systems, Inc.(S)	4,967	275,917

MedAssets, Inc.(NON)	50,000	890,000

Quality Systems, Inc.(S)	6,900	127,995

		1,611,528
Hotels, restaurants, and leisure (2.6%)

AFC Enterprises(NON)	42,737	1,051,330

Buffalo Wild Wings, Inc.(NON)(S)	7,500	643,050

Cheesecake Factory, Inc. (The)	10,200	364,650

Domino's Pizza, Inc.	9,700	365,690

Town Sports International Holdings, Inc.(NON)	46,192	571,395

		2,996,115
Household durables (1.7%)

Beazer Homes USA, Inc.(NON)	195,900	695,445

La-Z-Boy, Inc.(NON)(S)	34,200	500,346

Ryland Group, Inc. (The)(S)	24,800	744,000

		1,939,791
Industrial conglomerates (0.5%)

Standex International Corp.	12,600	560,070

		560,070
Insurance (0.4%)

Genworth Financial, Inc. Class A(NON)	87,500	457,625

		457,625
Internet and catalog retail (0.9%)

HSN, Inc.(S)	21,862	1,072,331

		1,072,331
Internet software and services (2.0%)

Cornerstone OnDemand, Inc.(NON)	11,800	361,788

Demand Media, Inc.(NON)(S)	21,500	233,705

IntraLinks Holdings, Inc.(NON)	69,708	455,890

LivePerson, Inc.(NON)	27,600	499,836

OpenTable, Inc.(NON)	10,500	436,800

Travelzoo, Inc.(NON)	14,597	344,051

		2,332,070
IT Services (3.0%)

Acxiom Corp.(NON)	34,500	630,315

Cardtronics, Inc.(NON)	19,600	583,688

CSG Systems International, Inc.(NON)	25,200	566,748

Global Cash Access Holdings, Inc.(NON)	57,200	460,460

InterXion Holding NV (Netherlands)(NON)	20,700	470,304

NeuStar, Inc. Class A(NON)	10,181	407,545

TNS, Inc.(NON)	22,444	335,538

		3,454,598
Leisure equipment and products (1.6%)

Brunswick Corp.(S)	10,104	228,654

LeapFrog Enterprises, Inc.(NON)	51,507	464,593

Smith & Wesson Holding Corp.(NON)(S)	39,600	435,996

Sturm Ruger & Co., Inc.(S)	13,500	668,115

		1,797,358
Machinery (3.3%)

Cascade Corp.(S)	8,044	440,329

Chart Industries, Inc.(NON)(S)	10,571	780,668

Gardner Denver, Inc.	5,600	338,296

Greenbrier Companies, Inc.(NON)(S)	26,800	432,552

L.B. Foster Co. Class A	11,344	366,865

TriMas Corp.(NON)(S)	37,782	910,924

Valmont Industries, Inc.(S)	4,400	578,600

		3,848,234
Media (0.5%)

Sinclair Broadcast Group, Inc. Class A	48,347	541,970

		541,970
Metals and mining (1.3%)

Cliffs Natural Resources, Inc.	11,600	453,908

Stillwater Mining Co.(NON)	38,200	450,378

Walter Energy, Inc.	19,500	632,970

		1,537,256
Multiline retail (0.4%)

Big Lots, Inc.(NON)	14,800	437,784

		437,784
Oil, gas, and consumable fuels (4.4%)

Clayton Williams Energy, Inc.(NON)(S)	9,318	483,511

CVR Energy, Inc. (Escrow)(F)	26,639	—

Delek US Holdings, Inc.	28,800	734,112

Kodiak Oil & Gas Corp.(NON)	64,900	607,464

Rosetta Resources, Inc.(NON)	12,013	575,423

Swift Energy Co.(NON)(S)	13,876	289,731

Tesoro Corp.	16,900	708,110

Vaalco Energy, Inc.(NON)(S)	61,900	529,245

W&T Offshore, Inc.	25,194	473,143

Western Refining, Inc.	25,230	660,521

		5,061,260
Paper and forest products (0.3%)

Buckeye Technologies, Inc.	11,300	362,278

		362,278
Personal products (0.5%)

Prestige Brands Holdings, Inc.(NON)	31,500	534,240

		534,240
Pharmaceuticals (4.8%)

Endo Health Solutions, Inc.(NON)	17,700	561,444

Hi-Tech Pharmacal Co., Inc.(NON)	8,748	289,646

Impax Laboratories, Inc.(NON)(S)	19,900	516,604

Jazz Pharmaceuticals PLC(NON)(S)	25,605	1,459,741

Medicines Co. (The)(NON)	26,918	694,754

Obagi Medical Products, Inc.(NON)(S)	67,222	834,225

Salix Pharmaceuticals, Ltd.(NON)	6,182	261,746

ViroPharma, Inc.(NON)(S)	17,024	514,465

Warner Chilcott PLC Class A	27,000	364,500

		5,497,125
Professional services (1.3%)

Acacia Research Corp.(NON)	8,187	224,406

Barrett Business Services, Inc.	3,286	89,051

Corporate Executive Board Co. (The)	7,400	396,862

On Assignment, Inc.(NON)	29,100	579,672

RPX Corp.(NON)	23,500	263,435

		1,553,426
Real estate investment trusts (REITs) (3.0%)

Apollo Commercial Real Estate Finance, Inc.	26,400	457,776

Apollo Residential Mortgage, Inc.	19,700	434,188

CBL & Associates Properties, Inc.	28,900	616,726

Education Realty Trust, Inc.	39,700	432,730

Omega Healthcare Investors, Inc.	24,800	563,704

PS Business Parks, Inc.	8,000	534,560

Sovran Self Storage, Inc.	6,600	381,810

		3,421,494
Real estate management and development (1.4%)

Jones Lang LaSalle, Inc.	6,500	496,275

St. Joe Co. (The)(NON)(S)	58,518	1,141,101

		1,637,376
Road and rail (0.9%)

Avis Budget Group, Inc.(NON)(S)	45,491	699,652

Swift Transportation Co.(NON)	46,168	397,968

		1,097,620
Semiconductors and semiconductor equipment (4.4%)

Cirrus Logic, Inc.(NON)(S)	7,518	288,616

Entegris, Inc.(NON)	76,200	619,506

Entropic Communications, Inc.(NON)	76,100	442,902

Integrated Silicon Solutions, Inc.(NON)	34,400	318,544

Microsemi Corp.(NON)	24,200	485,694

Omnivision Technologies, Inc.(NON)	21,076	294,116

Photronics, Inc.(NON)(S)	75,292	404,318

Rudolph Technologies, Inc.(NON)(S)	57,900	607,950

Semtech Corp.(NON)	13,500	339,525

Silicon Image, Inc.(NON)	67,900	311,661

Skyworks Solutions, Inc.(NON)	17,600	414,744

Teradyne, Inc.(NON)(S)	36,071	512,930

		5,040,506
Software (11.4%)

Actuate Corp.(NON)	159,302	1,119,893

Allot Communications, Ltd. (Israel)(NON)(S)	20,062	532,044

Aspen Technology, Inc.(NON)	19,437	502,446

Bottomline Technologies, Inc.(NON)	24,000	592,560

BroadSoft, Inc.(NON)	9,500	389,690

Commvault Systems, Inc.(NON)(S)	10,100	592,870

Fair Isaac Corp.	23,737	1,050,600

Infoblox, Inc.(NON)(S)	20,400	474,300

JDA Software Group, Inc.(NON)	11,200	355,936

Manhattan Associates, Inc.(NON)	11,930	683,231

Mentor Graphics Corp.(NON)	36,900	571,212

Netscout Systems, Inc.(NON)	23,600	602,036

Parametric Technology Corp.(NON)	23,100	503,580

QLIK Technologies, Inc.(NON)	8,500	190,485

RealPage, Inc.(NON)(S)	20,300	458,780

Rovi Corp.(NON)	39,600	574,596

Sourcefire, Inc.(NON)(S)	8,900	436,367

SS&C Technologies Holdings, Inc.(NON)(S)	30,294	763,712

Synchronoss Technologies, Inc.(NON)(S)	11,131	254,900

Tangoe, Inc.(NON)(S)	18,400	241,592

TIBCO Software, Inc.(NON)	18,542	560,525

Tyler Technologies, Inc.(NON)(S)	10,500	462,210

Ultimate Software Group, Inc.(NON)	7,697	785,864

VASCO Data Security International, Inc.(NON)(S)	54,548	511,660

		13,211,089
Specialty retail (4.5%)

Buckle, Inc. (The)	5,253	238,644

Cabela's, Inc.(NON)	12,000	656,160

Conn's, Inc.(NON)	24,021	529,663

Destination Maternity Corp.	29,800	557,260

Express, Inc.(NON)	22,784	337,659

Finish Line, Inc. (The) Class A	30,786	700,074

Francesca's Holdings Corp.(NON)	20,400	626,892

Genesco, Inc.(NON)	4,988	332,849

Lumber Liquidators Holdings, Inc.(NON)	5,300	268,604

Pier 1 Imports, Inc.	13,900	260,486

Sonic Automotive, Inc. Class A	38,028	721,771

		5,230,062
Textiles, apparel, and luxury goods (0.8%)

Crocs, Inc.(NON)(S)	27,800	450,638

True Religion Apparel, Inc.	20,000	426,600

		877,238
Thrifts and mortgage finance (1.3%)

BofI Holding, Inc.(NON)	18,237	475,074

Nationstar Mortgage Holdings, Inc.(NON)(S)	12,100	401,478

Ocwen Financial Corp.(NON)	22,700	622,204

		1,498,756
Trading companies and distributors (1.8%)

Applied Industrial Technologies, Inc.	12,447	515,679

Beacon Roofing Supply, Inc.(NON)(S)	26,805	763,943

DXP Enterprises, Inc.(NON)(S)	15,750	752,378

		2,032,000
Wireless telecommunication services (0.4%)

NTELOS Holdings Corp.	27,000	468,990

		468,990

Total common stocks (cost $99,896,550)		$114,187,360

SHORT-TERM INVESTMENTS (20.8%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.21%(d)	22,910,209	$22,910,209

Punam Money Market Liquidity Fund 0.14%(AFF)	1,184,288	1,184,288

Total short-term investments (cost $24,094,497)		$24,094,497

TOTAL INVESTMENTS

Total investments (cost $123,991,047)(b)		$138,281,857

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2012 through September 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $115,660,232.
(b)	The aggregate identified cost on a tax basis is $124,245,111, resulting in gross unrealized appreciation and depreciation of $18,681,991 and $4,645,245, respectively, or net unrealized appreciation of $14,036,746.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:

Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

Punam Money Market Liquidity Fund *	$4,295,284	$10,745,820	$13,856,816	$998	$1,184,288
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $22,224,318.
The fund received cash collateral of $22,910,209, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$17,444,073	$—	$—
Consumer staples	534,240	—	—
Energy	7,632,972	—	—
Financials	9,962,740	—	—
Health care	20,659,215	—	—
Industrials	17,049,232	—	—
Information technology	30,796,768	—	—
Materials	9,018,250	—	—
Telecommunication services	1,089,870	—	—
Total common stocks	114,187,360	—	—
Short-term investments	1,184,288	22,910,209	—

Totals by level	$115,371,648	$22,910,209	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 28, 2012